Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

24. Subsequent Events

On February 6, 2018, the company announced plans to build a one-line beverage can and end manufacturing plant in Asuncion, Paraguay, and to add capacity in its Buenos Aires, Argentina, facility. These investments will allow the company to serve the growing beverage can market in Paraguay, Bolivia and Argentina, and to support various customer demands with multiple can sizes. The Paraguay plant is expected to begin production in the fourth quarter of 2019 and most of its capacity is contracted under long-term agreements.